Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued payroll	$ 2,855,743	$ 2,818,217
Accrued purchases	2,194,437	1,565,240
Employee benefits	2,139,665	1,643,072
Accrued other	46,840	21,339
Total accrued expenses and other current liabilities	$ 7,236,685	$ 6,047,868